Segments and Geographical Information (Details 2)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Customer A [Member] | Supply Chain Segment [Member]
Segment Reporting Information [Line Items]
Percentage of total revenues			13.00%